Financial risk management - Fair value estimation (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities at fair value through profit or loss
Financial risk management
Liabilities	¥ 732,756
Series A Preferred Shares | Financial liabilities at fair value through profit or loss
Financial risk management
Liabilities	476,112
Convertible note | Financial liabilities at fair value through profit or loss
Financial risk management
Liabilities	70,598
Exchangeable note liabilities | Financial liabilities at fair value through profit or loss
Financial risk management
Liabilities	185,745
Derivative financial instrument | Financial liabilities at fair value through profit or loss
Financial risk management
Liabilities	301
Level 3
Financial risk management
Liabilities	732,756	¥ 440,130
Level 3 | Financial liabilities at fair value through profit or loss
Financial risk management
Liabilities	732,756
Level 3 | Series A Preferred Shares
Financial risk management
Liabilities	476,112	249,864
Level 3 | Series A Preferred Shares | Financial liabilities at fair value through profit or loss
Financial risk management
Liabilities	476,112
Level 3 | Convertible note
Financial risk management
Liabilities	70,598	61,446
Level 3 | Convertible note | Financial liabilities at fair value through profit or loss
Financial risk management
Liabilities	70,598
Level 3 | Exchangeable note liabilities
Financial risk management
Liabilities	185,745	¥ 128,820
Level 3 | Exchangeable note liabilities | Financial liabilities at fair value through profit or loss
Financial risk management
Liabilities	185,745
Level 3 | Derivative financial instrument
Financial risk management
Liabilities	301
Level 3 | Derivative financial instrument | Financial liabilities at fair value through profit or loss
Financial risk management
Liabilities	¥ 301